Payments, by Category - 12 months ended Dec. 31, 2025 - USD ($) $ in Millions	Total	Exxon Mobil Corp (Dodd Frank Only) [Member]	ExxonMobil Luxembourg et Cie SCA (ELEC) [Member]	Imperial Oil Limited [Member]	ExxonMobil Canada Investments Company [Member]	ExxonMobil Canada Energy [Member]	ExxonMobil Canada Properties [Member]	Esso Exploration and Production UK Limited [Member]
Payments:
Taxes	$ 9,965.0	$ 7,530.4	$ 1,676.7	$ 709.1	$ 30.9			$ 17.8
Royalties	4,827.4	3,195.3	332.7	854.9	411.0		$ 33.5
Fees	147.5	107.1	6.6	29.0	2.3		2.5
Prod. Entitlements	8,519.6	5,277.5	3,242.1
Bonuses	28.2	26.5	1.7
Dividends	478.5	478.5
Infrastructure	2.4	0.3	2.1
Comm. Social Resp.	44.9	44.9
Total Payments	$ 24,013.5	$ 16,660.5	$ 5,262.0	$ 1,593.0	$ 444.2	$ 0.0	$ 36.0	$ 17.8